UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. Each remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® INFLATION-ADJUSTED BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.5%
U.S. Treasury Inflation Protected Securities - 99.5%
U.S. Treasury Bonds, 0.125%, 4/15/17	$49,400,111	$49,434,839
U.S. Treasury Bonds, 1.625%, 1/15/18	21,530,574	22,309,658
U.S. Treasury Bonds, 0.125%, 4/15/20	27,077,891	27,144,530
U.S. Treasury Bonds, 1.125%, 1/15/21	43,433,803	45,532,525
U.S. Treasury Bonds, 0.375%, 7/15/23	52,959,271	52,808,920
U.S. Treasury Bonds, 0.625%, 1/15/24	71,180,539	71,775,538
U.S. Treasury Bonds, 0.125%, 7/15/24	49,740,109	48,236,267
U.S. Treasury Bonds, 0.25%, 1/15/25	35,925,782	34,990,669
U.S. Treasury Bonds, 2.375%, 1/15/25	41,132,279	47,637,390
U.S. Treasury Bonds, 0.375%, 7/15/25	35,295,566	34,878,726
U.S. Treasury Bonds, 2%, 1/15/26	40,399,427	45,886,478
U.S. Treasury Bonds, 2.375%, 1/15/27	18,796,110	22,180,876
U.S. Treasury Bonds, 1.75%, 1/15/28	24,127,158	26,887,016
U.S. Treasury Bonds, 3.625%, 4/15/28	21,111,340	28,091,826
U.S. Treasury Bonds, 2.5%, 1/15/29	20,735,656	25,024,536
U.S. Treasury Bonds, 3.875%, 4/15/29	19,576,708	27,067,089
U.S. Treasury Bonds, 3.375%, 4/15/32	9,885,180	13,658,413
U.S. Treasury Bonds, 2.125%, 2/15/40	12,287,403	14,829,040
U.S. Treasury Bonds, 2.125%, 2/15/41	11,655,946	14,145,132
U.S. Treasury Bonds, 0.75%, 2/15/42	24,538,043	22,217,799
U.S. Treasury Bonds, 0.625%, 2/15/43	19,051,097	16,669,462
U.S. Treasury Bonds, 1.375%, 2/15/44	26,779,550	28,056,104
U.S. Treasury Bonds, 0.75%, 2/15/45	25,479,206	22,904,405
U.S. Treasury Notes, 2.625%, 7/15/17	19,588,594	20,502,480
U.S. Treasury Notes, 0.125%, 4/15/18	70,281,037	70,615,997
U.S. Treasury Notes, 1.375%, 7/15/18	20,318,361	21,183,476
U.S. Treasury Notes, 2.125%, 1/15/19	21,039,649	22,444,488
U.S. Treasury Notes, 0.125%, 4/15/19	26,073,300	26,210,784
U.S. Treasury Notes, 1.875%, 7/15/19	22,641,162	24,259,348
U.S. Treasury Notes, 1.375%, 1/15/20	24,576,989	25,895,127
U.S. Treasury Notes, 1.25%, 7/15/20	47,753,288	50,421,359
U.S. Treasury Notes, 0.625%, 7/15/21	44,097,737	45,237,487
U.S. Treasury Notes, 0.125%, 1/15/22	47,644,644	47,081,341
U.S. Treasury Notes, 0.125%, 7/15/22 (f)	55,480,449	54,879,430
U.S. Treasury Notes, 0.125%, 1/15/23	46,963,949	45,908,481
Total Bonds		$1,197,007,036

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	17,861,383	$17,861,383
Total Investments		$1,214,868,419

Other Assets, Less Liabilities - (1.0)%		(11,483,647)
Net Assets - 100.0%		$1,203,384,772

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

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Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liabilities Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	195	$25,267,734	March - 2016	$(616,438)

At January 31, 2016 the fund had liquid securities with an aggregate value of $292,012 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,197,007,036	$—	$1,197,007,036
Mutual Funds	17,861,383	—	—	17,861,383
Total Investments	$17,861,383	$1,197,007,036	$—	$1,214,868,419

Other Financial Instruments
Futures Contracts	$(616,438)	$—	$—	$(616,438)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,212,817,514
Gross unrealized appreciation	21,485,675
Gross unrealized depreciation	(19,434,770)
Net unrealized appreciation (depreciation)	$2,050,905

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,298,255	56,628,767	(80,065,639)	17,861,383

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,548	$17,861,383

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.